Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Changes in accounting policies
Changes in accounting policies
New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2023

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 17 Insurance Contracts	January 1, 2023
IFRS 17 and IFRS 4 Amendments to IFRS 17 Insurance Contracts	January 1, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	January 1, 2023
IAS 1 Disclosure of Accounting Policies	January 1, 2023
IAS 8 Definition of Accounting Estimates	January 1, 2023
IAS 12 International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)	May 23, 2023

Except as described below, the accounting policies applied in these Interim Financial Statements are the same as those applied in the Group’s Consolidated Financial Statements as at and for the year ended December 31, 2022.
The policy for recognising and measuring income taxes in the interim period is consistent with that applied in the comparative interim period except for the changes outlined below.
Deferred tax related to assets and liabilities arising from a single transaction
IAS 12.15(a)(iii), 22A, 24(c), Insights 3.13.213 The Group has adopted Deferred Tax rel ated
to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12 from January 1, 2023. The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases and decommissioning liabilities. For leases and decommissioning liabilities, an entity is required to recognise the associated deferred tax assets and liabilities from the beginning of the earliest comparative period presented, with any cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For all other transactions, an entity applies the amendments to transactions that occur after the beginning of the earliest period presented.
The Group previously accounted for deferred tax on leases and decommissioning liabilities applying the ‘integrally linked’ approach, resulting in a similar outcome to the amendments, except that the deferred tax asset or liability was recognised on a net basis. Following the amendments, the Group has recognised a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its right-of-use assets. However, there was no impact on the statement of financial position because the balances qualify for offset under paragraph 74 of IAS 12. There was also no impact on the opening retained earnings as at January 1, 2022 as a result of the change. The key impact for the Group relates to disclosure of the deferred tax assets and liabilities recognised – this disclosure will be provided in the annual financial statements.
The change in accounting policy will also be reflected in the Group’s consolidated financial statements as at and for the year ending December 31, 2023.
Global minimum top-up tax
The Group has adopted International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12 upon their release on 23 May 2023. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure from 31 December 2023. The mandatory exception applies retrospectively. Entities are required to disclose the information relating to their exposure to Pillar Two income taxes in annual periods beginning on or after 1 January 2023, but are not required to disclose such information for any interim periods ending on or before 31 December 2023. The Group has applied the amendments and the mandatory temporary exception retrospectively. The Group is currently assessing its risk exposure to Pillar Two Income taxes.
New standards, amendments and interpretations not yet effective
At the date of authorization of these consolidated financial statements, several new, but not yet effective, Standards and amendments to existing Standards, and Interpretations have been published by the IASB. None of these Standards or amendments to existing Standards have been adopted early by the Group.

New IFRS Standards and Amendments to existing standards	Effective date
IAS 1 (Amendments) Classification of Liabilities as Current or Non-current	1 January 2024
IAS 1 (Amendments) Non-current Liabilities with Covenants	1 January 2024
IFRS 16 (Amendments) Lease Liability in Sale and Leaseback	1 January 2024

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Group’s Consolidated Financial Statements.

3.1 Changes in accounting policies
New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2022

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 3 References to the Conceptual Framework	January 1, 2022
IAS 16 Proceeds before Intended Use	January 1, 2022
IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle	January 1, 2022
The introduction of these amendments did not have any effect on these Consolidated Financial Statements.
New standards, amendments and interpretations not yet effective
At the date of authorization of these consolidated financial statements, several new, but not yet effective, Standards and amendments to existing Standards, and Interpretations have been published by the IASB. None of these Standards or amendments to existing Standards have been adopted early by the Group.

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 17 Insurance Contracts	January 1, 2023
IFRS 17 and IFRS 4 Amendments to IFRS 17 Insurance Contracts	January 1, 2023
IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction’ (Amendments to IAS 12)	January 1, 2023
IAS 1 Disclosure of Accounting Policies	January 1, 2023
IAS 8 Definition of Accounting Estimates	January 1, 2023
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Group’s Consolidated Financial Statements.

Basis of consolidation Subsidiaries
3.2 Basis of consolidation Subsidiaries
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has the power over the investee, it is exposed, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power to affect its returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group obtains control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiaries at their carrying amounts, derecognizes the carrying amount of non-controlling
interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then re-measured to its fair value.
The Group recognizes any
non-controlling
interests (“NCI”) in the acquiree on an
acquisition-by-acquisition
basis, either at fair value or at the
non-controlling
interests’ share of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling
interests.
All intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
Business combinations
The Group applies the acquisition method of accounting to account for acquisitions of businesses. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date. The excess of the cost of the acquisition over the Group’s interest in the fair value of the identifiable net assets acquired is recorded as goodwill. Positive goodwill will be stated in the consolidated statements of financial position as a separate asset at cost less accumulated impairment losses. Negative goodwill is recognized in the consolidated statements of profit or loss immediately on acquisition as a bargain purchase gain.
The allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions requiring management judgment.
Acquisition-related costs are expensed as incurred.
If the business combination is achieved in stages, the acquisition date carrying value of the Group’s previously held interest in the acquiree is re-measured
to fair value at the acquisition date; any gains or losses arising from such re-measurement
are recognized in profit or loss.
Reverse acquisitions
A “reverse acquisition” is a merger of entities in which, for accounting purposes, the legal acquirer is identified as the accounting acquiree and the legal acquiree is identified as the accounting acquirer. The identification of the accounting acquirer and acquiree is based on the principles of business combination accounting. If the accounting acquiree is identified as business, business combination accounting is applied. However if the accounting acquiree does not meet the definition of a business, share-based payment accounting is applied for share based consideration.

Foreign currency transactions
3.3 Foreign currency transactions
Functional and presentation currency
The Consolidated Financial Statements are presented in euros. The functional currency of the Group’s entities is the currency of their primary economic environment. Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated statements of profit or loss.
Consolidation of foreign entities
Upon consolidation, all assets and liabilities of Group entities with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statements of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are recognized within other comprehensive income / (loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statements of cash flows. Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.

The principal foreign currency exchange rates used by the Group to translate other currencies into Euro, were as follows:

	2022		2021		2020
	At December 31	Average	At December 31	Average	At December 31	Average

CNY	7.4229	7.0714	7.2197	7.6372	8.0250	7.8704
CHF	0.9841	1.0036	1.0347	1.0818	1.0844	1.0706
GBP	0.8843	0.8519	0.8389	0.8603	0.9027	0.8891
HKD	8.3095	8.2390	8.8304	9.1986	9.5354	8.8482
INR	88.1789	82.5907	84.3226	87.5124	90.0633	84.4913
JPY	141.7666	137.7370	130.2725	129.8404	126.9056	121.8322
MXN	20.7529	21.0553	23.1683	24.0754	24.4650	24.3566
SEK	11.1472	10.6281	10.2407	10.1418	10.0791	10.4784
SGD	1.4321	1.4499	1.5303	1.5902	1.6273	1.5734
USD	1.0658	1.0521	1.1324	1.1835	1.2299	1.1408

Scope of consolidation
3.4 Scope of consolidation
Lanvin Group Holdings Limited is the parent company of the Group and holds, directly or indirectly, interests in the Group’s subsidiaries. The Group’s scope of consolidation at December 31, 2022 and 2021 was as follows:

Company	Registered office	Nominal value of registered capital	% of Group
			2022	2021

Fosun Fashion Group (Cayman) Limited	Grand Cayman, Cayman Islands	E uro 50,000	100.00	N.A.
Fosun Fashion Investment Holdings (HK) Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Shanghai, P.R.C.	USD500,000	100.00	100.00
SJK Investment Holdings Limited	Grand Cayman, Cayman Islands	USD1,000	100.00	100.00
FFG Investment (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brand Management Co., Limited	Hong Kong, P.R.C.	HKD31,878	100.00	100.00
Luminary Talent Limited	Hong Kong, P.R.C.	HKD1	100.00	100.00
FFG Lily (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
FFG Wisdom (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brands Management Co., Limited	Shanghai, P.R.C.	CNY42,393,000	80.00	80.00
Virtuoso Investment Holdings Luxembourg S.à r.l.	The Grand Duchy of Luxembourg	Euro12,500	100.00	100.00
FFG Lucky SAS	Paris, France	Euro1	100.00	100.00
Fosun Fashion (Hainan) Industry Development Co., Ltd.	Hainan, P.R.C.	USD2,000,000	100.00	100.00
Shanghai Fulang Brand Management (Group) Co., Ltd.	Shanghai, P.R.C.	USD3,000,000	100.00	100.00
Oasis Fashion Holdings Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
LANVIN GROUP S.R.L.	Milan, Italy	Euro10,000	100.00	100.00
Lanv Fashion Pte. Ltd.	Singapore	SGD1	100.00	—
Lanvin Group Fashion (America) Inc.	Newark, U.S.A.	USD20	100.00	—
Arpège SAS	Paris, France	E uro 91,135,692	94.28	90.61
Wolford AG	Breagaz, Austria	E uro 46,337,596.8	58.45	58.45
Raffaele Caruso S.p.A	Soragna, Italy	Euro2,937,145	100.00	100.00
St. John Knits International, Incorporated	Delaware, U.S.A.	USD379,547	96.95	96.95
Sergio Rossi S.p.A	San Mauro Pascoli, Italy	Euro44,084,197	99.03	99.00
JEANNE LANVIN	Paris, France	Euro16,297,330	94.28	90.61
LANVIN MONTE-CARLO	Monaco, Monaco	Euro150,000	94.19	90.52
Lanvin Inc.	New York, U.S.A.	USD12,028,400	94.28	90.61
L3F CROISETTE	Paris, France	Euro20,000	94.28	90.61
L1 Bal Harbour LLC	Miami, U.S.A.	USD1,000	94.28	90.61
L2 Crystals LLC	Las Vegas, U.S.A.	USD1,000	94.28	90.61

Company	Registered office	Nominal value of registered capital	% of Group
			2022	2021
L3 Madison LLC	New York, U.S.A.	USD1,000	94.28	90.61
L4 Rodeo Drive LLC	Beverly Hills, U.S.A.	USD1,000	94.28	90.61
L5 US ECOM LLC	New York, U.S.A.	USD1,000	94.28	90.61
L6 MADISON, LLC	New York, U.S.A.	USD1,000	94.28	90.61
L7 Chicago LLC	Chicago, U.S.A.	USD1,000	94.28	90.61
L8 South Coast Plaza LLC	Costa Mesa, U.S.A.	USD1,000	94.28	90.61
L1 SPIGA Srl	Milan, Italy	Euro46,587	94.28	90.61
L1 Outlet Srl	San Remo, Italy	Euro10,000	94.28	90.61
L1 Services Srl	Padova, Italy	Euro10,000	N.A.	90.61
LANVIN JAPAN K.K.	Tokyo, Japan	JPY100,000,000	94.28	90.61
LANVIN ASIA PACIFIC LIMITED	Hong Kong, P.R.C.	HKD12,000,000	94.28	90.61
Lans Atelier (SHANGHAI) Trading Co., Ltd.	Shanghai, P.R.C.	USD50,000,000	94.28	90.61
LANVIN MACAU LIMITED	Macao, P.R.C.	MOP25,000	94.28	90.61
LANVIN TAIWAN Ltd.	Taipei, P.R.C.	TWD31,000,000	94.28	90.61
LANVIN LIMITED	London, U.K.	GBP1	94.28	90.61
Jeanne Lanvin GmbH	München, Germany	E u ro 675,000	94.28	90.61
Wolford Beteiligungs GmbH	Bregenz, Austria	Euro35,000	58.45	58.45
Wolford proizvodnja in trgovina d.o.o.	Murska Sobota, Slovenia	Euro500,000	58.45	58.45
Wolford Deutschland GmbH	Bielefeld, Germany	Euro260,000	58.45	58.45
Wolford (Schweiz) AG	Opfikon, Switzerland	CHF200,000	58.45	58.45
Wolford London Ltd.	London, U.K.	GBP100,000	58.45	58.45
Wolford Paris S.A.R.L.	Paris, France	Euro1,525,000	58.45	58.45
Wolford Italia S.r.l.	Mailand, Italy	Euro500,000	58.45	58.45
Wolford España S.L.	Madrid, Spain	Euro60,000	58.45	58.45
Wolford Scandinavia ApS	Kopenhagen, Danmark	DKK800,000	58.45	58.45
Wolford America, Inc.	New York, U.S.A.	N.A.	58.45	58.45
Wolford Nederland B.V.	Amsterdam, Netherlands	Euro50,000	58.45	58.45
Wolford Canada Inc.	Vancouver, Canada	CAD100	58.45	58.45
Wolford Asia Limited	Hong Kong, P.R.C.	HKD2,850,000	58.45	58.45
Wolford Belgium N.V.	Antwerpen, Belgium	Euro124,000	58.45	58.45
Wolford (Shanghai) Trading Co., Ltd.	Shanghai, P.R.C.	Euro3,000,000	58.45	58.45
Wolford Berangere	Paris, France	E uro 7,622	58.45	58.45
St. John Knits, Inc.	California, U.S.A.	US D 379,547.46	96.95	96.95
ST. JOHN ASIA LIMITED	Hong Kong, P.R.C.	HKD1,000,000	96.95	96.95
St. John Canada Corporation	Nova Scotia, Canada	N.A.	96.95	96.95
St. John China Limited	Hong Kong, P.R.C.	HKD100	96.95	96.95
St. John China Holdings Limited	Hong Kong, P.R.C.	USD35,000,000	77.56	77.56
St. John (Shanghai) Trading Co., Ltd.	Shanghai, P.R.C.	USD7,000,000	77.56	77.56
St. John de Mexico S.A. de C.V.	Tijuana Baja, Mexico	PES 50,000	96.95	96.95
Shanghai Caruso Trading Co., Ltd.	Shanghai, P.R.C.	CNY1,000,000	100.00	100.00
Sergio Rossi Retail s.r.l.	San Mauro Pascoli, Italy	Euro30,000	99.03	99.00
Sergio Rossi USA Inc.	New York, U.S.A.	USD150,000	99.03	99.00
Sergio Rossi UK Limited	London, U.K.	GBP2,350,000	99.03	99.00
Sergio Rossi Japan Limited	Tokyo, Japan	JPY100,000,000	99.03	99.00
Sergio Rossi Hong Kong Limited	Hong Kong, P.R.C.	HKD99,582,000	99.03	99.00
Sergio Rossi Shanghai Trading Limited	Shanghai, P.R.C.	E uro 10,600,000	99.03	99.00
Sergio Rossi Deutschland GmbH	München, Germany	Euro25,000	99.03	99.00

Property, plant and equipment
3.5 Proper
ty,
plant and equipment
Cost
Property, plant and equipment is initially recognized at cost, which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at their production cost, including labor costs. Subsequent costs are capitalized only if they increase the future economic benefits embodied in the related assets. All other expenditures are expensed as incurred. When parts are replaced, the carrying amount of the parts that are replaced are written off in the consolidated statements of profit or loss.
Property, plant and equipment is presented net of accumulated depreciation, calculated on the basis of the useful lives of the assets, and any impairment losses.
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings	10 to 50 years
Machinery and equipment	3 to 20 years
Leasehold improvements	5 to 15 years
Office equipment	2 to 10 years
Other	2 to 10 years
Land and assets under construction are not depreciated.
If the asset being depreciated consists of separately identifiable components whose useful life differs from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through the application of the “component approach”.
Property, plant and equipment is tested for impairment when impairment indicators are identified, such as a scheduled closure of a store or site, a redundancy plan or a downward revision of market forecasts. When an asset’s recoverable amount is less than its net carrying amount, an impairment loss is recognized. Where the recoverable amount of an individual asset cannot be determined precisely, the Group determines the recoverable amount of the cash-generating unit (“CGU”) or group of CGUs to which the asset belongs.

Goodwill
3.6 Goodwill
Goodwill, an asset that produces future economic benefits but which is not individually identified and separately measured, is initially recognized at cost.
Goodwill is not amortized but tested for impairment every year to determine if its value has been impaired. If specific events or altered circumstances indicate the possibility that goodwill has been impaired, the impairment test is performed more frequently.
For impairment test purposes, goodwill acquired in a business combination shall be, from the acquisition date, allocated to each of the acquirer’s cash generating units that are expected to benefit from the synergies of the combination. Cash Generating Units are determined based on the organizational structure of the Group and represent groups of assets that generate independent cash inflows from continuing use of the relevant assets. The Group’s Cash Generating Units include brands, sales channels and geographical areas.
The CGUs to which goodwill has been allocated are tested for impairment annually and, whenever there is an indication of impairment, the carrying value of the CGU is compared with their recoverable amount.
The carrying amount of CGUs tested for impairment for consolidation purposes is represented by the net invested capital, which means the net equity adjusted by the net financial position including the lease liability.
Recoverable amount is the higher of fair value less costs to sell and value in use, as calculated based on an estimate of the future cash flows expected to derive from the CGU tested for impairment. Cash flow projections are based on budget, forecast and on long-term estimates prepared by the management.

An impairment loss is recognized in profit or loss for the period whenever the recoverable amount of the CGU is lower than its book value. An impairment loss recognized for goodwill is never reversed in subsequent years.

Intangible assets
3.7 Intangible assets
Only identifiable assets controlled by the Group and capable of producing future economic benefits are included in intangible assets. Intangible assets include brands, trademarks and patents and software.
Brands with indefinite useful life
Brands with indefinite useful lives are not amortized but are tested for impairment at least annually, or more frequently if facts or circumstances indicate that the asset may be impaired.
Intangible assets with a finite useful life
Identifiable
non-monetary
assets without physical substance, controlled by the Group and capable of producing future economic benefits are recognized as intangible assets.
Intangible assets with a finite useful life include trademarks and patents and software.
Trademarks and patents
Trademarks
and patents are recognized at cost or at the value attributed upon acquisition and include the cost of trademark registration in the various countries in which the Group operates, assuming there are no risks or limitations on control over their use.
Software
Software
acquired
as part of recurring operations and software developed
in-house
by the Group which meet all the relevant criteria are capitalized and amortized on a straight-line basis over their useful lives.
Intangible assets with a definite useful life are amortized on a straight-line basis at the following periods:

Trademarks and patents	3 to 10 years
Software	2 to 10 years
Other	1 to 5 years

Leases
3.8 Leases
Right-of-use
asset and lease liability are regulated by IFRS 16 Leases which applies to all lease contracts that provide for the payment of fixed rents, including those indexed and those that set a guaranteed minimum. The Group recognizes the right-of-use
asset and the lease liability at the commencement date of the lease and based on the lease term. The identification of a lease term is very important because the form, legislation and common business practice can vary considerably from one jurisdiction to another. The Group determines the lease term as the non-cancellable
period of a lease, together with the periods covered by an option to extend or to terminate the lease under the control of the Company. The management evaluates the exercise of the option if it’s considered “reasonably certain” based on several factors and circumstances that create an incentive for the lessee to exercise, or not to exercise the option, including any expected changes in facts and circumstances from the commencement date until the exercise date of the option.
The lease term begins on the “commencement date” of the lease. This is defined as the date on which the lessor makes an underlying asset available for use by a lessee. It is the date on which the lessee initially recognizes and measures
right-of-use
asset and lease liability. The commencement date is not necessarily the date on which start the depreciation of the right-of-use
asset. For retail premises, the asset leased is ready for use when works on premises are completed and, therefore, the depreciation of right-of-use
asset shall begin after the completion of works necessary to bring a store to its working condition according to the management instructions (consistently with the IAS 16 requirements).
The
right-of-use
asset is measured at cost, identified as the initial measurement of the lease liability, increased by any initial direct costs incurred by the lessee (key money, legal fees, agent fees or other incremental costs incurred to conclude the contract) or by any dismantling cost necessary to bring back the premises to its original condition. The right-of-use
asset is depreciated over the lease term. The lease liability is measured at the present value of the lease payments that are not paid at that date. The lease payments are discounted using an incremental borrowing rate calculated at Group level. The profit or loss caption “Interest expenses IFRS 16” represents the adjustment of the present value of the lease liability. Since most leases stipulated by the Group do not have an interest rate implicit in the lease, the discount rate applicable to future lease payments is determined as the risk-free rate of each country in which the leases are stipulated, with payment dates based on the terms of the specific lease, increased by the parent company’s credit spread. A lease modification occurs when there is a change in the scope of a lease, or the consideration for a lease, that was not part of the original terms and conditions of the lease (for example, adding or terminating the right to use one or more underlying assets, or extending or shortening the contractual lease term). The effective date of the modification is defined as “the date when both parties agree to a lease modification”. When this occurs, the right-of-use
asset and the lease liability are updated accordingly. If a lease is terminated before the original lease term date defined at the commencement date, both right-of-use
asset and the lease liability are
re-measured,
impacting also the profit of loss statement.
In addition, options for the extension and early termination of the lease agreements are re-evaluated
and
re-considered
when a significant event or a change occurs in the circumstances that are under the control of the Group and this will influence the assessment of the reasonable certainty of the exercise options. Low-value contracts (the price of the asset, when new and recognized on a single component basis approach, is less than Euro5,000) and leases whose lease term is shorter than 12 months are not in the scope of “IFRS 16 Leases”, so they are recognized through profit or loss on a straight-line basis over the lease term. Purely variable rent, typically linked to sales without a guaranteed minimum
, is excluded too from the scope of application of such standard.
Based on the practical expedient set by the “Amendment to IFRS16: COVID-Related Rent Concession”, a lessee is not required to assess whether the COVID-related rent reductions obtained by the lessors are lease modifications. Therefore, the lessee can record such rent reduction as if they were not lease modifications, thus recognizing the entire economic benefit of such discounts immediately through profit or loss. Rent discounts are eligible for the practical expedient if they occur as a direct consequence of the
COVID-19
pandemic and if all of the following criteria are met:

•	any rent reduction affects only payments originally due on or before June 30, 2022;

•	there is no substantive change to the other terms and conditions of the lease;

•	the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.
A lessee is expected to make judgement about whether other changes are substantive based on its understanding of those changes and based on how they were historically managed by the Group. As a result in the Group’s view, a modification of the contract such as a renewal or the extension of the lease term is to be considered substantive only when it is not consistent with the usual practices applied by the Group and in the industry as a whole.

Financial instruments
3.9 Financial instruments
The classification of a financial asset is based on the Group’s business model for managing the related financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit or loss.
With the exception of trade receivables that do not contain a significant financing component (or for which the Group has applied the practical expedient available under IFRS 15 - Revenue from contracts with customers (“IFRS 15”)), which are measured at the transaction price (as defined in IFRS 15), all financial assets are initially measured at their fair value plus, in the case of financial assets not at fair value through profit or loss only, transaction costs that are directly attributable to the acquisition of the asset.
Measurement subsequent to initial recognition is based on the classification of the financial assets into one of the following categories:

•	Financial assets at amortized cost;

•	Financial assets at fair value through other comprehensive income/(loss), with subsequent recycling of cumulative gains and losses to the statement of profit or loss (“FVOCI”); or

•	Financial assets at fair value through profit or loss (“FVPL”).
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment testing. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost primarily include trade receivables, guarantee deposits and certain other non-current
financial assets.
Financial assets at fair value through other comprehensive income/(loss)
Financial assets at FVOCI are initially recognized at fair value and subsequent fair value changes are recognized within other comprehensive income/(loss). Interest income, foreign exchange revaluations and impairment losses or reversals are recognized in the consolidated statements of profit or loss. Upon de-recognition, the cumulative reserve of fair value changes recognized within other comprehensive income/(loss) is recycled to profit or loss.
The Group’s financial assets at FVOCI primarily include derivative instruments fixed income and floating income securities.

Financial assets at fair value through profit or loss
Financial
assets at FVPL are initially recognized at fair value and subsequent fair value changes are recognized in the consolidated statements of profit or loss. Financial assets at FVTPL include derivative instruments and listed equity investments for which the Group has not irrevocably elected to classify the instruments at FVOCI. Dividends from listed equity investments are recognized as other income in the consolidated statements of profit or loss when the right of payment has been established.
The Group’s financial assets measured at FVPL primarily include insurance contracts, equity instruments and fixed income securities, as well as investments in hedge funds and private equity private debts, money market funds, floating income and real estate funds.

Reclassification
A financial asset is only reclassified when there is a change in the contractual terms that significantly affects the previously expected cash flows or when the Group changes its business model for managing financial assets. Reclassifications are only made prospectively from the reclassification date, without restating any previously recognized gains, losses or interest.
Derecognition
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for any obligations created or retained. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. In addition, on derecognition of an investment in a debt instrument classified as FVOCI, the cumulative gain or loss previously accumulated in the investment revaluation reserve within other comprehensive income/(loss) is reclassified to profit or loss.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at FVOCI, lease receivables, trade receivables and contract assets, as well as on financial guarantee contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognizes lifetime expected credit losses for trade receivables, contract assets, lease receivables and securities. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Financial liabilities
3.10 Financial liabilities
Financial liabilities include loans, bonds, lease liabilities, trade payables and other liabilities. These instruments are recorded at fair value on initial recognition, net of any costs that can be ascribed to them. Subsequently, the financial liabilities are measured at amortized cost using the effective interest method. The Group derecognizes a financial liability when, and only when, it is extinguished, i.e. when the obligation in the contract is discharged, cancelled or expired.

Warrant liabilities
3.11 Warrant liabi
li
ties
The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are recognized as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized as a non-cash
gain or loss in the statement of profit and loss. In order to determine their fair value, the Group’s public warrants are measured at their trading price and the Group’s private warrants are measured at fair value using a Black-Scholes model.

Cash and bank balances
3.12 Cash an
d
bank balances
Cash and bank balances comprise cash on hand and demand deposits, together with other short-term, highly liquid investments maturing within 90 days from the date of acquisition that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value. Bank overdrafts are included in liabilities. In the consolidated statements of cash flows, cash and cash equivalents are presented net of bank overdrafts.

Trade receivables and payables
3.13 Trade receivables and payables
Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any loss allowances.
Trade receivables are recognized at their nominal value net of the bad debt provision determined on the basis of the requirements set by IFRS 9. According to this standard, receivables are written off following the application of the “expected loss” impairment method together with, if necessary, further impairments recognized upon specific doubtful conditions on the single credit positions.
Trade accounts payable are recorded at nominal amount.
Transactions denominated in foreign currency are recognized at the exchange rate as at the date of the transaction. At the reporting date, transactions denominated in foreign currencies are translated using the exchange rate as at the reporting date. Gains and losses arising from the translation are reflected in the profit or loss.

Inventories
3.14 Invento
r
ies
Inventories are recognized at the lower of cost (acquisition or production) and net realizable value. Cost includes direct production costs and indirect costs that have been incurred in bringing the inventories to the location and condition necessary to be capable for their use in the production process. Cost is determined on a weighted average basis. Net realizable value is the estimated selling price less the estimated costs of completion and the estimated costs for sale and distribution.
Inventories are presented net of provisions for slow moving and obsolete inventories.

Employee benefits
3.15 Employee benefits
Post-employment benefits
The Group operates a number of defined benefit plans, the assets of which are generally held in separate trustee-managed funds. The pension plans are generally funded by payments from employees and the Group, and for defined benefit plans, taking account of the recommendations of independent actuaries. The Group maintains funded and unfunded pension plans. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. For defined benefit plans, the pension expenses are assessed separately for each plan using the projected unit credit method. The projected unit credit method considers each period of service as giving rise to an additional unit of benefit entitlement. Under this method, the cost of providing pensions is charged to the consolidated income statement so as to spread the regular cost over the service lives of employees in accordance with the advice of qualified actuaries who carry out a full valuation of the plans at least every three years. The amounts charged to the consolidated income statement include current service costs, net interest cost (income), past service costs and the effect of any curtailments or settlements. Past service costs are recognized at the earlier of when the amendment/curtailment occurs or when the Group recognizes related restructuring or termination costs. The pension obligations recognized in the consolidated statements of financial position are measured at the present value of the estimated future cash outflows using interest rates based on high-quality corporate bond yields, which have terms to maturity approximating the terms of the related liability, less the fair value of any plan assets.
Re-measurements,
comprising of actuarial gains and losses, the effect of the asset ceiling (excluding net interest) and the return on plan assets (excluding net interest) are recognized in full in the year in which they occur in the consolidated statements of comprehensive income/(loss).
Re-measurements
are not reclassified to profit or loss in subsequent years.
Where the calculated amount of a defined benefit liability is negative (an asset), the Group recognizes such pension asset to the extent that economic benefits are available to the Group either from refunds or reductions in future contributions.
Other long-term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods.
Re-measurement
components on other long-term employee benefits are recognized in the consolidated statements of profit or loss in the period in which they arise.

Provisions for risks and charges
3.16 Provisions for risks and charges
Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
A restructuring provision is recognized when the Group has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.
Present obligations arising under onerous contracts are recognized and measured as provisions. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.
Provisions for the costs to restore leased plant assets to their original condition, as required by the terms and conditions of the lease, are recognized when the obligation is incurred, either at the commencement date or as a consequence of having used the underlying asset during a particular period of the lease, at the directors’ best estimate of the expenditure that would be required to restore the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances.

Share Capital
3.17 Share Ca
p
ital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Treasury shares, whether specifically allocated for grant to the Group’s senior managements and consultants or allocated to the liquidity agreement or in any other case, as well as directly related transaction costs, are deducted directly from equity attributable to the Group. On disposal, the consideration received for these shares, net of transaction costs and the related tax impacts, is also recognized directly in equity attributable to the Group.

Revenue recognition
3.18 Revenue recognition
Revenue mainly comprises sales of goods, together with income from royalties and operating licenses.
Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives, rebates or discounts (including end-of-season
discounts offered by the retail channel), as well as taxes collected from customers that are remitted to government authorities.
Revenue from wholesale operations and direct sales to customers, through retail stores and online channels, is recognized at a point in time when control over a product is transferred to the customers.
Revenue from sales of services is recognized when the Group satisfies its performance obligation.
Under the Group’s standard contract terms, retail customers are entitled to a right to return unsold or outdated products within specified days, which enables them to receive a full or partial cash refund of the amount paid, a store coupon or another product in exchange. Exchanges of one product for another of the same type, quality, condition and price are not considered returns, unless product exchange occurs after specified days from the original sale.
Wholesalers generally do not have a contractual right of return.
Provisions for returns are presented in the consolidated statements of financial position under liabilities with a corresponding adjustment to revenue in respect of future refunds. A corresponding asset (with an offsetting adjustment to cost of sales) representing the right to recover the goods from the customer is also recognized.
The Group uses its historical experience to estimate the number of returns on a portfolio level using the expected value method.
Royalties received with respect to operating licenses are recognized in accordance with the contractual obligations specific to each agreement, which is generally when the sales occur for sales-based licensing agreements, otherwise over time as the performance obligations are satisfied for other types of licensing agreements.
Payment for retail sales is typically required at the time of purchase or within specified days, or, on occasion, in advance. Payment terms for wholesale sales are generally longer and the Group may adopt various measures aimed at ensuring collectability of the related consideration, such as requiring customers to provide advanced payments or financial guarantees, as well as performing credit analysis of customers and obtaining insurance over receivables.

Personnel costs
3.19 Personnel c
o
sts
Personnel expenses primarily consist of wages, salaries and payroll taxes, expenses relating to pensions and other post-employment benefits under defined benefit plans. Wages, salaries and payroll taxes include fixed remuneration, variable short-term remuneration, long-term remuneration plans, expenses related to employee profit-sharing and other incentive plans, and any associated payroll taxes. Other personnel expenses notably include severance paid to individual employees or as part of a restructuring plan, and directors’ fees paid to directors of Group entities.

Advertising and promotion expenses
3.20 Advertising and promotion expe
n
ses
Advertising and promotion expenses include the costs of producing advertising media, purchasing media space, manufacturing samples, publishing catalogs and, in general, the cost of all activities designed to promote the Group’s brands and products.
Advertising and promotion expenses are recorded within marketing and selling expenses upon receipt or production of goods or upon completion of services rendered.

Government grants
3.21 Government gr
a
nts
Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, for which it is intended to compensate, are expensed.
Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the consolidated statements of profit or loss over the expected useful life of the relevant asset by equal annual instalments.

Equity-settled share-based payments
3.22 Equity-settled share-based payments
The Group’s management operates an equity-settled, share-based compensation plan, under which the entity receives services from directors and employees of the Group as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instrument granted:

•	including any market performance conditions (for example, an entity’s share price);

•
excluding the impact of any service and
non-market
performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period); and

•	including the impact of any non-vesting conditions (for example, the requirement for employees to save or hold shares for a specified period of time).
At the end of each reporting period, the Group’s management revises its estimates of the number of equity instrument that are expected to vest based on the non-marketing
performance and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
In addition, in some circumstances employees may provide services in advance of the grant date and therefore the grant date’s fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.
Where there is any modification of terms and conditions which increases the fair value of the equity instruments granted, the Group includes the incremental fair value granted in the measurement of the amount recognized for the services received over the remainder of the vesting period. The incremental fair value is the difference between the fair value of the modified equity instrument and that of the original equity instrument, both estimated as at the date of the modification. An expense based on the incremental fair value is recognized over the period from the modification date to the date when the modified equity instruments vest in addition to any amount in respect of the original instrument, which should continue to be recognized over the remainder of the original vesting period.

Income taxes
3.23 Incom
e
tax
e
s
Income tax expense comprises the current and deferred tax expenses.
Current tax
The tax currently payable is based on taxable profit for the year. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority.
Deferred tax
Deferred tax is calculated using the liability method on all temporary differences between the carrying amounts recorded in the consolidated balance sheet and the tax value of assets and liabilities, except for goodwill that is not deductible for tax purposes and certain other exceptions. The valuation of deferred tax balances depends on the way in which the Group intends to recover or settle the carrying amount of assets and liabilities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are not discounted and are presented separately in the balance sheet within non-current
assets and liabilities. A deferred tax asset is recognized on deductible temporary differences and for tax loss carry-forwards and tax credits to the extent that their future offset is probable. A deferred tax liability is recognized on taxable temporary differences relating to investments in subsidiaries and associates unless the Group is able to control the timing of the reversal of the temporary difference, and it is probable that the temporary difference will not reverse in the foreseeable future.

Earnings/(loss) per share
3.24 Earnings/(loss) per share
Basic
Basic earnings/(loss) per share is calculated by dividing the profit or loss attributable to shareholders of the parent company by the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.
Diluted
Diluted earnings/(loss) per share is calculated by dividing the profit or loss attributable to holders of the parent company, excluding treasury shares, by the weighted average number of ordinary shares outstanding, taking into account all dilutive potential ordinary shares. To calculate diluted earnings/(loss) per share, the weighted average number of shares outstanding is adjusted assuming the conversion of all potential shares with dilutive effects, and the entity’s net profit is adjusted to take into account any effects, net of taxes, of the conversion.

Segment information
3.2
5
Seg
m
ent information
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Group’s chief executive officer (the Chief Operating Decision Maker or “CODM”).

Non-underlying items
3.2
6
No
n-u
nderlying
items
Non-underlying
items are either income or expenses which do not occur regularly as part of the normal activities of the Group, that in management’s judgment need to be disclosed separately by virtue of their size or incidence.

Such items are disclosed on the face of the consolidated income statement or separately disclosed in the notes to the consolidated financial statements. Transactions which may give rise to non-underlying
items are principally debt restructuring activities, impairments and gains or losses on the acquisition or disposal of businesses.

Rounding of amount		3.2 7 Rounding of amount All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.